Share Based Compensation - Schedule of Estimated Fair Value of Share Option Granted to Employees (Detail) - Black Scholes Option Pricing Model [Member] - Share Options [Member] - Employee Stock Option Plan [Member]
	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility, minimum	31.10%	25.90%
Expected volatility, maximum	32.10%	30.90%
Risk free interest rate, minimum	0.47%	2.20%
Risk free interest rate, maximum	0.62%	2.50%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years 2 months 12 days	3 years 7 months 6 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 8 months 12 days	5 years 2 months 12 days